Vanguard® Emerging Markets Ex-China ETF
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Brazil (4.7%)
	Vale SA	26,435	333
	Petroleo Brasileiro SA - Petrobras	27,563	173
	B3 SA - Brasil Bolsa Balcao	38,457	109
	Axia Energia	8,633	102
	WEG SA	10,948	90
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,362	89
	Banco BTG Pactual SA	8,624	87
	Ambev SA	32,002	83
	Embraer SA	5,143	81
[1]	Rede D'Or Sao Luiz SA	7,219	64
	Equatorial Energia SA	7,477	56
	Localiza Rent a Car SA	6,443	55
	Banco do Brasil SA	12,497	53
	Suzano SA	5,034	45
	Raia Drogasil SA	9,504	43
*	PRIO SA	5,722	40
	Vibra Energia SA	8,371	39
	Telefonica Brasil SA	5,700	38
	Banco Bradesco SA	10,840	34
	TOTVS SA	3,988	32
	BB Seguridade Participacoes SA	4,650	30
	Itau Unibanco Holding SA	4,041	29
	Rumo SA	9,000	28
	TIM SA	5,955	28
	Motiva Infraestrutura de Mobilidade SA	8,907	27
*	Eneva SA	7,076	26
*	Lojas Renner SA	7,414	22
	Ultrapar Participacoes SA	5,307	22
	MBRF Global Foods Co. SA	6,113	22
	Energisa SA	2,186	20
	Banco Santander Brasil SA	2,945	19
	Klabin SA	5,414	18
	Sendas Distribuidora SA	9,955	18
	Cia Paranaense de Energia - Copel	6,828	17
	Engie Brasil Energia SA	2,758	16
	Smartfit Escola de Ginastica e Danca SA	3,200	16
	Multiplan Empreendimentos Imobiliarios SA	2,562	15
	Alupar Investimento SA	2,300	15
	Cia De Sanena Do Parana	2,211	15
	Transmissora Alianca de Energia Eletrica SA	1,700	14
	Allos SA	2,600	14
	CPFL Energia SA	1,433	13
	Caixa Seguridade Participacoes SA	4,429	13
	Porto Seguro SA	1,355	12
	Hypera SA	2,257	11
[1]	GPS Participacoes e Empreendimentos SA	3,058	11
*	Natura Cosmeticos SA	6,500	10
*	Cosan SA	8,912	10
	Neoenergia SA	1,516	9
*	Brava Energia	3,154	8
*	Cia Siderurgica Nacional SA	4,357	7
*,1	Hapvida Participacoes e Investimentos SA	2,344	6
	Auren Energia SA	2,700	6
	M Dias Branco SA	800	4
	SLC Agricola SA	1,249	4
*	Grupo Mateus SA	3,400	3
	CSN Mineracao SA	2,956	3
	Cia Energetica de Minas Gerais	633	2
			2,209
Chile (0.8%)
	Banco de Chile	324,175	61
	Latam Airlines Group SA	2,109,166	51

		Shares	Market Value ($000)
	Falabella SA	6,197	40
	Banco Santander Chile	445,852	33
	Banco de Credito e Inversiones SA	575	33
	Cencosud SA	9,137	29
	Empresas Copec SA	2,880	21
	Plaza SA	4,897	17
	Enel Chile SA	184,145	14
	Enel Americas SA	137,718	13
	Empresas CMPC SA	8,240	12
	Quinenco SA	1,999	10
	Colbun SA	57,740	9
	Banco Itau Chile SA	457	9
	Cencosud Shopping SA	3,632	9
	Aguas Andinas SA Class A	18,412	7
	Cia Cervecerias Unidas SA	883	6
	Cia Sud Americana de Vapores SA	93,418	5
			379
Colombia (0.1%)
	Interconexion Electrica SA ESP	2,791	19
	Ecopetrol SA	31,121	15
	Cementos Argos SA	2,026	6
			40
Czech Republic (0.3%)
	CEZ A/S	1,053	64
	Komercni Banka A/S	591	33
[1]	Moneta Money Bank A/S	2,263	21
	Colt CZ Group SE	81	3
			121
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	16,732	38
Greece (1.2%)
	National Bank of Greece SA	6,235	98
	Eurobank Ergasias Services & Holdings SA	18,428	73
	Piraeus Financial Holdings SA	8,079	66
	Alpha Bank SA	15,647	64
	Public Power Corp. SA	1,570	32
	JUMBO SA	919	29
	OPAP SA	1,375	28
	Hellenic Telecommunications Organization SA	1,360	27
	Bank of Cyprus Holdings plc	2,615	24
	Motor Oil Hellas Corinth Refineries SA	559	18
	Titan SA	344	18
	Optima bank SA	1,196	11
	GEK Terna SA	337	10
	Cenergy Holdings SA	355	6
	HELLENiQ ENERGY Holdings SA	431	4
	Athens International Airport SA	376	4
*	LAMDA Development SA	385	3
	Aegean Airlines SA	197	3
*	Aktor SA Holding Co. Technical & Energy Projects	257	3
	Sarantis SA	132	2
	Viohalco SA	208	2
	Holding Co. ADMIE IPTO SA	562	2
	Piraeus Port Authority SA	32	2
	Athens Water Supply & Sewage Co. SA	204	2
*	Intralot SA-Integrated Information Systems & Gaming Services	1,280	2
	Autohellas Tourist & Trading SA	92	1
	Quest Holdings SA	130	1
	ElvalHalcor SA	284	1
			536
Hungary (0.5%)
	OTP Bank Nyrt.	1,695	176
	Richter Gedeon Nyrt.	1,089	32
	MOL Hungarian Oil & Gas plc	3,440	31
	Magyar Telekom Telecommunications plc	1,827	10
*	4iG Nyrt.	266	4

		Shares	Market Value ($000)
	Opus Global Nyrt.	2,027	3
			256
Iceland (0.1%)
	Islandsbanki HF	13,236	14
[1]	Arion Banki HF	9,311	13
	Hagar hf	6,600	6
	Festi hf	2,166	5
	Kvika banki hf	29,023	4
	Reitir fasteignafelag hf	4,455	4
*	Alvotech SA	801	4
	Eimskipafelag Islands hf	806	2
			52
India (29.0%)
	HDFC Bank Ltd.	83,734	946
	Reliance Industries Ltd.	50,339	886
	ICICI Bank Ltd.	38,964	607
	Bharti Airtel Ltd. (XNSE)	21,092	498
	Infosys Ltd.	26,012	456
	Mahindra & Mahindra Ltd.	6,887	290
	Tata Consultancy Services Ltd.	7,531	265
	Axis Bank Ltd.	16,924	243
	Bajaj Finance Ltd.	20,784	242
	Larsen & Toubro Ltd.	4,981	227
	Kotak Mahindra Bank Ltd.	8,075	192
	Hindustan Unilever Ltd.	6,546	181
	Maruti Suzuki India Ltd.	971	173
	Sun Pharmaceutical Industries Ltd.	7,871	161
	State Bank of India	13,554	149
	HCL Technologies Ltd.	7,759	141
	NTPC Ltd.	35,019	128
	Bharat Electronics Ltd.	26,378	122
	Titan Co. Ltd.	2,714	119
	UltraTech Cement Ltd.	886	115
	Tata Steel Ltd.	60,926	115
*	Eternal Ltd.	33,214	112
	Power Grid Corp. of India Ltd.	33,351	101
	ITC Ltd.	21,983	100
	Hindalco Industries Ltd.	10,698	97
	Asian Paints Ltd.	2,975	96
	Adani Ports & Special Economic Zone Ltd.	5,433	92
[1]	InterGlobe Aviation Ltd.	1,386	92
	Shriram Finance Ltd.	9,202	88
	JSW Steel Ltd.	6,431	84
	Grasim Industries Ltd.	2,618	80
	Jio Financial Services Ltd.	23,121	79
	Tech Mahindra Ltd.	4,584	78
	Eicher Motors Ltd.	991	78
	Oil & Natural Gas Corp. Ltd.	28,385	77
	Nestle India Ltd.	5,278	74
	Max Healthcare Institute Ltd.	5,490	72
	Cipla Ltd.	4,133	71
[1]	SBI Life Insurance Co. Ltd.	3,199	71
	Hindustan Aeronautics Ltd.	1,399	71
	Coal India Ltd.	16,600	70
	Vedanta Ltd.	11,907	70
	TVS Motor Co. Ltd.	1,738	69
	Divi's Laboratories Ltd.	940	68
	Hero MotoCorp Ltd.	961	67
	Bajaj Finserv Ltd.	2,833	67
	Trent Ltd.	1,340	64
*	Adani Power Ltd.	38,697	64
	Tata Consumer Products Ltd.	4,792	63
	Dr Reddy's Laboratories Ltd.	4,465	63
	Tata Motors Passenger Vehicles Ltd.	15,201	61
	Cholamandalam Investment & Finance Co. Ltd.	3,123	61
	Apollo Hospitals Enterprise Ltd.	734	60
[1]	HDFC Life Insurance Co. Ltd.	6,973	60
*	Tata Motors Ltd.	15,203	60
	Bharat Petroleum Corp. Ltd.	14,533	59

		Shares	Market Value ($000)
	Wipro Ltd.	20,620	58
	Britannia Industries Ltd.	865	57
	Persistent Systems Ltd.	770	55
	Tata Power Co. Ltd.	12,411	54
	Varun Beverages Ltd.	9,904	54
	Indian Hotels Co. Ltd. Class A	6,278	52
*	PB Fintech Ltd.	2,514	51
	Coforge Ltd.	2,380	51
	Indian Oil Corp. Ltd.	27,586	50
	Cummins India Ltd.	1,001	50
	Bajaj Auto Ltd.	496	50
	Adani Enterprises Ltd.	1,937	49
*	Suzlon Energy Ltd.	80,293	49
*,1	Avenue Supermarts Ltd.	1,076	48
	BSE Ltd.	1,472	48
[1]	LTIMindtree Ltd.	684	47
*	Indus Towers Ltd.	9,722	44
	Samvardhana Motherson International Ltd.	32,570	43
	Power Finance Corp. Ltd.	10,676	43
[1]	HDFC Asset Management Co. Ltd.	1,444	43
	Lupin Ltd.	1,798	42
	Dixon Technologies India Ltd.	244	40
	GAIL India Ltd.	19,831	39
	Federal Bank Ltd.	13,366	39
[1]	ICICI Lombard General Insurance Co. Ltd.	1,772	39
	Pidilite Industries Ltd.	2,328	38
	Godrej Consumer Products Ltd.	2,966	38
*	Max Financial Services Ltd.	1,969	38
	DLF Ltd.	4,711	38
*	One 97 Communications Ltd.	2,547	38
	Info Edge India Ltd.	2,573	38
	Ashok Leyland Ltd.	21,121	37
	Fortis Healthcare Ltd.	3,620	37
	REC Ltd.	9,143	37
	Hindustan Petroleum Corp. Ltd.	7,069	36
	Ambuja Cements Ltd.	5,879	36
	CG Power & Industrial Solutions Ltd.	4,836	36
	SRF Ltd.	1,080	35
	United Spirits Ltd.	2,161	35
*	Yes Bank Ltd.	136,572	35
	Muthoot Finance Ltd.	799	34
	Torrent Pharmaceuticals Ltd.	786	33
	Jindal Steel Ltd.	2,735	32
	UPL Ltd.	3,740	32
[1]	Laurus Labs Ltd.	2,738	32
	Bharat Forge Ltd.	1,909	31
	Marico Ltd.	3,884	31
	Bharat Heavy Electricals Ltd.	9,384	31
	Embassy Office Parks REIT	6,518	31
	Polycab India Ltd.	370	31
	GE Vernova T&D India Ltd.	916	30
	Mphasis Ltd.	964	30
*	Swiggy Ltd.	7,092	30
[1]	AU Small Finance Bank Ltd.	2,711	29
	Aurobindo Pharma Ltd.	2,070	28
	Hyundai Motor India Ltd.	1,062	28
	MRF Ltd.	16	27
	Sundaram Finance Ltd.	512	27
	Phoenix Mills Ltd.	1,381	27
	Havells India Ltd.	1,663	27
	Solar Industries India Ltd.	179	27
[1]	Lodha Developers Ltd.	2,080	27
	Bajaj Holdings & Investment Ltd.	200	26
	Dabur India Ltd.	4,431	26
	Bosch Ltd.	64	26
	Voltas Ltd.	1,715	26
*	Godrej Properties Ltd.	1,059	25
	Tube Investments of India Ltd.	802	25
	APL Apollo Tubes Ltd.	1,318	25
*	FSN E-Commerce Ventures Ltd.	8,483	25

		Shares	Market Value ($000)
	Colgate-Palmolive India Ltd.	976	24
	Siemens Ltd.	642	24
	Bank of Baroda	7,520	24
*	Adani Energy Solutions Ltd.	2,152	24
	IDFC First Bank Ltd.	26,492	24
*	Adani Green Energy Ltd.	2,060	24
	360 ONE WAM Ltd.	1,791	24
	Glenmark Pharmaceuticals Ltd.	1,062	23
	Coromandel International Ltd.	878	23
*	GMR Airports Ltd.	19,265	23
	PI Industries Ltd.	606	23
	Punjab National Bank	16,798	23
	Hitachi Energy India Ltd.	94	23
*	Vishal Mega Mart Ltd.	15,375	23
	Shree Cement Ltd.	74	22
*	Vodafone Idea Ltd.	195,533	22
	ABB India Ltd.	380	22
	Prestige Estates Projects Ltd.	1,155	22
	JSW Energy Ltd.	3,989	22
	SBI Cards & Payment Services Ltd.	2,254	22
	Canara Bank	13,176	22
	NMDC Ltd.	25,111	21
	Torrent Power Ltd.	1,416	21
	L&T Finance Ltd.	6,005	21
	Multi Commodity Exchange of India Ltd.	184	21
	Mahindra & Mahindra Financial Services Ltd.	4,967	21
	KEI Industries Ltd.	450	21
	Mankind Pharma Ltd.	837	21
	WAAREE Energies Ltd.	602	21
	NHPC Ltd.	23,790	20
	Zydus Lifesciences Ltd.	1,879	20
	UNO Minda Ltd.	1,338	20
	National Aluminium Co. Ltd.	6,528	19
	Union Bank of India Ltd.	11,201	19
	Biocon Ltd.	4,364	19
	Indian Bank	1,992	19
	Page Industries Ltd.	44	19
*	Aditya Birla Capital Ltd.	4,701	19
[1]	ICICI Prudential Life Insurance Co. Ltd.	2,720	19
	Alkem Laboratories Ltd.	293	19
	Blue Star Ltd.	962	19
[1]	Sona Blw Precision Forgings Ltd.	3,332	19
	Jubilant Foodworks Ltd.	2,798	19
	Jindal Stainless Ltd.	2,213	19
	Oil India Ltd.	3,972	18
	Tata Communications Ltd.	832	17
	Supreme Industries Ltd.	446	17
	Hindustan Zinc Ltd.	3,194	17
	Petronet LNG Ltd.	5,571	17
	JK Cement Ltd.	268	17
[1]	Indian Railway Finance Corp. Ltd.	13,098	17
	Indian Railway Catering & Tourism Corp. Ltd.	2,234	17
	Ipca Laboratories Ltd.	1,056	17
	Mazagon Dock Shipbuilders Ltd.	559	17
	Steel Authority of India Ltd.	10,473	16
	Balkrishna Industries Ltd.	605	16
	Oracle Financial Services Software Ltd.	173	16
	Oberoi Realty Ltd.	870	16
	Cholamandalam Financial Holdings Ltd.	749	16
	Patanjali Foods Ltd.	2,466	16
	Kalyan Jewellers India Ltd.	2,835	16
*	ITC Hotels Ltd.	6,995	16
	Container Corp. of India Ltd.	2,564	15
	Tata Elxsi Ltd.	255	15
	KPIT Technologies Ltd.	1,100	15
	Rail Vikas Nigam Ltd.	4,202	15
*	Piramal Finance Ltd.	851	15
	LIC Housing Finance Ltd.	2,211	14
	Astral Ltd.	891	14
	Central Depository Services India Ltd.	748	14

		Shares	Market Value ($000)
*	IndusInd Bank Ltd.	1,425	14
	ACC Ltd.	624	13
	Exide Industries Ltd.	3,106	13
	Dalmia Bharat Ltd.	572	13
[1]	Nippon Life India Asset Management Ltd.	1,291	13
	Schaeffler India Ltd.	300	13
	Apar Industries Ltd.	124	13
*	Kaynes Technology India Ltd.	203	13
	Motilal Oswal Financial Services Ltd.	1,113	12
[1]	RBL Bank Ltd.	3,364	12
	Indraprastha Gas Ltd.	5,288	12
	Berger Paints India Ltd.	1,826	12
	Bharti Airtel Ltd.	660	12
[1]	Cochin Shipyard Ltd.	632	12
	Bharat Dynamics Ltd.	684	12
	Bank of India	6,688	11
	Adani Total Gas Ltd.	1,665	11
	Narayana Hrudayalaya Ltd.	526	11
*	Poonawalla Fincorp Ltd.	1,958	11
	Bharti Hexacom Ltd.	554	11
	AIA Engineering Ltd.	235	10
	United Breweries Ltd.	510	10
[1]	Bandhan Bank Ltd.	5,796	10
[1]	Syngene International Ltd.	1,410	10
[1]	Dr Lal PathLabs Ltd.	289	10
[1]	L&T Technology Services Ltd.	204	10
	Gujarat Fluorochemicals Ltd.	266	10
[1]	General Insurance Corp. of India	2,301	10
*	Star Health & Allied Insurance Co. Ltd.	1,793	10
	Lloyds Metals & Energy Ltd.	744	10
	Housing & Urban Development Corp. Ltd.	3,679	10
	Godfrey Phillips India Ltd.	305	10
[1]	Premier Energies Ltd.	867	10
	Escorts Kubota Ltd.	205	9
	GlaxoSmithKline Pharmaceuticals Ltd.	324	9
	Emami Ltd.	1,430	9
	Ajanta Pharma Ltd.	325	9
	Deepak Nitrite Ltd.	517	9
	Linde India Ltd.	140	9
*	AWL Agri Business Ltd.	3,137	9
*	Indian Renewable Energy Development Agency Ltd.	5,880	9
	Tata Technologies Ltd.	1,243	9
*	Bajaj Housing Finance Ltd.	7,210	9
	3M India Ltd.	20	8
	Zee Entertainment Enterprises Ltd.	6,888	8
	Castrol India Ltd.	3,595	8
[1]	Endurance Technologies Ltd.	266	8
	CRISIL Ltd.	157	8
	JSW Infrastructure Ltd.	2,481	8
*	NTPC Green Energy Ltd.	7,084	8
	Aarti Industries Ltd.	1,615	7
	Thermax Ltd.	219	7
	Honeywell Automation India Ltd.	18	7
	IRB Infrastructure Developers Ltd.	14,717	7
	NLC India Ltd.	2,594	7
	Bank of Maharashtra	11,323	7
	Hexaware Technologies Ltd.	857	7
	Whirlpool of India Ltd.	501	6
	Gujarat Gas Ltd.	1,432	6
	Bata India Ltd.	517	6
	Bayer CropScience Ltd.	95	5
	Kansai Nerolac Paints Ltd.	1,771	5
	IDBI Bank Ltd.	4,163	5
	SJVN Ltd.	5,352	5
	Metro Brands Ltd.	393	5
	Authum Investment & Infrastucture Ltd.	167	5
	Sun TV Network Ltd.	716	4
*	Godrej Industries Ltd.	335	4
	Vedant Fashions Ltd.	518	4
*	Indian Overseas Bank	7,926	3

		Shares	Market Value ($000)
	Central Bank of India Ltd.	7,342	3
	Relaxo Footwears Ltd.	686	3
[1]	New India Assurance Co. Ltd.	1,815	3
*	Tata Teleservices Maharashtra Ltd.	4,406	3
*	Mangalore Refinery & Petrochemicals Ltd.	1,307	2
			13,502
Indonesia (1.9%)
	Bank Central Asia Tbk. PT	373,300	186
	Bank Rakyat Indonesia Persero Tbk. PT	500,500	111
	Bank Mandiri Persero Tbk. PT	331,600	96
	Telkom Indonesia Persero Tbk. PT	338,800	72
	Astra International Tbk. PT	160,100	63
*	Dian Swastatika Sentosa Tbk. PT	7,000	46
*	Amman Mineral Internasional PT	92,300	37
*	Barito Pacific Tbk. PT	156,500	34
	Bank Negara Indonesia Persero Tbk. PT	100,700	26
*	GoTo Gojek Tokopedia Tbk. PT Class A	6,342,200	24
	United Tractors Tbk. PT	12,800	22
	Petrindo Jaya Kreasi Tbk. PT	129,400	21
	Indofood Sukses Makmur Tbk. PT	42,200	19
	Charoen Pokphand Indonesia Tbk. PT	68,200	19
	Sumber Alfaria Trijaya Tbk. PT	170,600	18
*	Merdeka Copper Gold Tbk. PT	83,804	11
	Elang Mahkota Teknologi Tbk. PT	115,900	8
	Indah Kiat Pulp & Paper Tbk. PT	13,134	7
	Kalbe Farma Tbk. PT	101,571	7
	Alamtri Resources Indonesia Tbk. PT	54,247	6
	Indofood CBP Sukses Makmur Tbk. PT	11,300	6
	Unilever Indonesia Tbk. PT	30,542	5
	Perusahaan Gas Negara Tbk. PT	44,100	5
	XLSMART Telecom Sejahtera Tbk. PT	23,100	4
	Indosat Tbk. PT	26,300	4
	Semen Indonesia Persero Tbk. PT	16,400	3
	Vale Indonesia Tbk. PT	11,432	3
	Sarana Menara Nusantara Tbk. PT	93,400	3
	Dayamitra Telekomunikasi PT	82,100	3
	Trimegah Bangun Persada Tbk. PT	48,926	3
	Gudang Garam Tbk. PT	2,300	2
	Indocement Tunggal Prakarsa Tbk. PT	5,100	2
	Bukit Asam Tbk. PT	16,100	2
	Jasa Marga Persero Tbk. PT	8,300	2
	Mayora Indah Tbk. PT	17,400	2
	Bank Syariah Indonesia Tbk. PT	16,400	2
*	Bumi Serpong Damai Tbk. PT	16,800	1
	PT Tower Bersama Infrastructure Tbk.	9,900	1
	Avia Avian Tbk. PT	53,800	1
			887
Kuwait (1.2%)
	Kuwait Finance House KSCP	90,081	234
	National Bank of Kuwait SAKP	60,291	197
	Boubyan Bank KSCP	12,944	30
	Mobile Telecommunications Co. KSCP	15,737	27
	Gulf Bank KSCP	16,101	19
	Mabanee Co. KPSC	4,697	17
*	Warba Bank KSCP	16,279	15
	Agility Public Warehousing Co. KSCC	10,956	5
	Burgan Bank SAK	7,415	5
			549
Malaysia (2.4%)
	Malayan Banking Bhd.	55,239	133
	CIMB Group Holdings Bhd.	61,263	114
	Public Bank Bhd.	107,191	113
	Tenaga Nasional Bhd.	33,045	105
	Gamuda Bhd.	37,639	49
	IHH Healthcare Bhd.	22,721	45
	Press Metal Aluminium Holdings Bhd.	25,095	41
	SD Guthrie Bhd.	26,507	33
	Petronas Gas Bhd.	7,096	30

		Shares	Market Value ($000)
	AMMB Holdings Bhd.	20,408	29
	MISC Bhd.	14,729	27
	RHB Bank Bhd.	14,902	25
	Sunway Bhd.	18,004	24
	Hong Leong Bank Bhd.	4,416	23
	Celcomdigi Bhd.	28,006	22
	IOI Corp. Bhd.	20,666	20
	Maxis Bhd.	20,881	20
	Axiata Group Bhd.	32,795	19
	Kuala Lumpur Kepong Bhd.	3,760	18
	Telekom Malaysia Bhd.	8,500	15
	YTL Power International Bhd.	18,779	15
	Petronas Chemicals Group Bhd.	20,382	15
	YTL Corp. Bhd.	27,394	14
	IJM Corp. Bhd.	24,863	14
	Dialog Group Bhd.	31,569	14
	Sime Darby Bhd.	29,461	14
	Nestle Malaysia Bhd.	454	12
	Petronas Dagangan Bhd.	2,461	12
	Genting Bhd.	14,579	12
	Genting Malaysia Bhd.	20,400	12
	PPB Group Bhd.	4,293	11
	QL Resources Bhd.	11,725	11
	Fraser & Neave Holdings Bhd.	1,176	10
[1]	MR DIY Group M Bhd.	24,777	9
	Alliance Bank Malaysia Bhd.	7,100	8
	99 Speed Mart Retail Holdings Bhd.	9,996	8
	Hong Leong Financial Group Bhd.	1,457	6
	Top Glove Corp. Bhd.	36,300	5
	Hartalega Holdings Bhd.	10,800	3
			1,110
Mexico (3.4%)
	Grupo Financiero Banorte SAB de CV	21,218	204
	Grupo Mexico SAB de CV Class B	21,058	183
	America Movil SAB de CV Class B	114,594	132
	Fomento Economico Mexicano SAB de CV	13,000	125
	Wal-Mart de Mexico SAB de CV	37,303	125
	Cemex SAB de CV	112,456	121
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,042	73
	Arca Continental SAB de CV	6,729	67
*	Industrias Penoles SAB de CV	1,367	58
	Coca-Cola Femsa SAB de CV	4,200	37
	Grupo Aeroportuario del Sureste SAB de CV Class B	1,199	36
	Prologis Property Mexico SA de CV	8,200	35
	Grupo Financiero Inbursa SAB de CV	13,191	31
	Fibra Uno Administracion SA de CV	21,297	31
	Grupo Bimbo SAB de CV Class A	9,400	30
	Grupo Carso SAB de CV	4,259	29
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,141	29
	Kimberly-Clark de Mexico SAB de CV Class A	12,200	25
	Gruma SAB de CV Class B	1,310	23
	Corp. Inmobiliaria Vesta SAB de CV	7,200	22
	Gentera SAB de CV	8,334	20
	Promotora y Operadora de Infraestructura SAB de CV	1,390	19
	Megacable Holdings SAB de CV	5,926	17
	Grupo Comercial Chedraui SA de CV	2,400	17
	Alfa SAB de CV Class A	20,400	16
	Qualitas Controladora SAB de CV	1,583	16
[1]	Banco del Bajio SA	6,200	16
	Regional SAB de CV	2,042	15
	GCC SAB de CV	880	9
	Alsea SAB de CV	2,795	8
	Concentradora Fibra Danhos SA de CV	5,146	8
	El Puerto de Liverpool SAB de CV	1,000	6
	Orbia Advance Corp. SAB de CV	4,564	4
	Operadora De Sites Mexicanos SAB de CV	4,629	4
*	Controladora Alpek SAB de CV	24,531	4
	Becle SAB de CV	2,400	3

		Shares	Market Value ($000)
*	Alpek SAB de CV Class A	1,900	1
			1,599
Philippines (0.7%)
	International Container Terminal Services Inc.	8,020	74
	BDO Unibank Inc.	16,752	37
	SM Prime Holdings Inc.	73,756	29
	Bank of the Philippine Islands	13,891	28
	Manila Electric Co.	1,804	18
	Ayala Land Inc.	49,815	17
	Ayala Corp.	2,089	17
	Metropolitan Bank & Trust Co.	13,107	15
	PLDT Inc.	675	15
	Jollibee Foods Corp.	3,421	11
	JG Summit Holdings Inc.	20,538	8
	Universal Robina Corp.	6,254	7
	Aboitiz Power Corp.	9,300	7
	GT Capital Holdings Inc.	676	7
	Globe Telecom Inc.	220	6
	DMCI Holdings Inc.	25,456	5
	Puregold Price Club Inc.	7,200	5
	Converge Information & Communications Technology Solutions Inc.	18,300	5
	LT Group Inc.	15,500	4
	Semirara Mining & Power Corp. Class A	7,100	4
	ACEN Corp.	79,000	3
[1]	Monde Nissin Corp.	33,625	3
	Megaworld Corp.	65,000	2
	Bloomberry Resorts Corp.	24,000	1
			328
Qatar (1.2%)
	Qatar National Bank QPSC	32,068	159
	Qatar Islamic Bank QPSC	13,341	85
	Industries Qatar QSC	14,333	48
	Commercial Bank PSQC	24,699	27
	Al Rayan Bank	44,672	27
	Qatar Gas Transport Co. Ltd.	20,208	25
	Ooredoo QPSC	6,873	24
	Qatar Navigation QSC	7,402	22
	Qatar International Islamic Bank QSC	6,483	20
	Qatar Fuel QSC	4,495	18
	Qatar Electricity & Water Co. QSC	3,672	15
	Dukhan Bank	15,366	15
	Mesaieed Petrochemical Holding Co.	39,240	13
	Barwa Real Estate Co.	15,683	11
	Qatar Aluminum Manufacturing Co.	20,662	9
	Vodafone Qatar PQSC	12,032	8
*	Estithmar Holding QPSC	6,878	7
*	Ezdan Holding Group QSC	11,664	4
			537
Romania (0.2%)
	Banca Transilvania SA	6,636	44
	OMV Petrom SA	104,580	22
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	612	17
	Societatea Energetica Electrica SA	1,038	6
*	MED Life SA	1,792	4
	Societatea Nationala Nuclearelectrica SA	293	3
	One United Properties SA	261	2
			98
Saudi Arabia (5.2%)
	Al Rajhi Bank	14,471	370
[1]	Saudi Arabian Oil Co.	43,670	287
	Saudi National Bank	21,477	211
*	Saudi Arabian Mining Co.	9,935	162
	Saudi Telecom Co.	13,876	158
	Saudi Basic Industries Corp.	6,601	97
*	ACWA Power Co.	1,672	85
	Riyad Bank	10,769	74
	Saudi Awwal Bank	7,232	59
	Alinma Bank	8,927	58

		Shares	Market Value ($000)
	SABIC Agri-Nutrients Co.	1,716	53
	Dr Sulaiman Al Habib Medical Services Group Co.	751	48
	Etihad Etisalat Co.	2,772	46
	Almarai Co. JSC	3,587	43
	Banque Saudi Fransi	8,868	39
	Bank AlBilad	5,412	38
	Arab National Bank	6,499	38
	Elm Co.	178	36
	Bupa Arabia for Cooperative Insurance Co.	573	22
	Saudi Electricity Co.	5,590	21
*	Umm Al Qura for Development & Construction Co.	3,813	20
	Yanbu National Petrochemical Co.	2,030	17
	Co. for Cooperative Insurance	543	17
*	Jabal Omar Development Co.	4,268	17
*	Dar Al Arkan Real Estate Development Co.	3,913	16
	Saudi Tadawul Group Holding Co.	354	16
	Riyadh Cables Group Co.	486	16
	Makkah Construction & Development Co.	725	16
	Jarir Marketing Co.	4,550	15
*	Bank Al-Jazira	4,703	15
	Saudi Investment Bank	4,473	15
	Aldrees Petroleum & Transport Services Co.	369	13
	Mouwasat Medical Services Co.	700	13
	Dallah Healthcare Co.	360	13
	SAL Saudi Logistics Services	291	13
	Sahara International Petrochemical Co.	2,576	12
	Ades Holding Co.	2,572	12
*	Saudi Research & Media Group	293	11
	Arabian Internet & Communications Services Co.	180	11
*	Saudi Industrial Investment Group	2,492	10
	Astra Industrial Group Co.	272	10
	Mobile Telecommunications Co. Saudi Arabia	3,272	9
[1]	Arabian Centres Co.	1,751	9
	Nahdi Medical Co.	336	9
	Saudi Aramco Base Oil Co.	370	9
	Jamjoom Pharmaceuticals Factory Co.	211	9
	Taiba Investments Co.	977	9
*	Savola Group	1,147	8
*	Advanced Petrochemical Co.	971	8
*	Seera Group Holding	1,037	8
	Saudi Ground Services Co.	702	8
*	Al Rajhi Co. for Co-operative Insurance	364	8
	Saudi Cement Co.	725	7
	Saudia Dairy & Foodstuff Co.	110	7
*	National Industrialization Co.	2,519	7
*	Saudi Kayan Petrochemical Co.	5,390	7
	United Electronics Co.	299	7
	Catrion Catering Holding Co.	315	7
	Qassim Cement Co.	513	6
*	Rabigh Refining & Petrochemical Co.	3,171	6
	Abdullah Al Othaim Markets Co.	3,116	6
	Leejam Sports Co. JSC	185	6
*	Power & Water Utility Co. for Jubail & Yanbu	555	6
	Yamama Cement Co.	821	5
*	Arabian Contracting Services Co.	156	5
	Arabian Drilling Co.	221	5
*	Saudi Real Estate Co.	1,088	4
*	Emaar Economic City	1,387	4
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	445	4
	BinDawood Holding Co.	1,881	3
			2,439
South Africa (6.1%)
	Naspers Ltd.	5,882	368
	Anglogold Ashanti plc	3,725	318
	Gold Fields Ltd.	6,623	280
	FirstRand Ltd.	39,189	187
	Standard Bank Group Ltd.	9,591	148
	Capitec Bank Holdings Ltd.	612	139
	Valterra Platinum Ltd.	1,965	136

		Shares	Market Value ($000)
	MTN Group Ltd.	12,076	112
	Impala Platinum Holdings Ltd.	6,688	84
	Harmony Gold Mining Co. Ltd.	4,072	80
*	Sibanye Stillwater Ltd.	20,668	68
	Absa Group Ltd.	5,523	67
	Sanlam Ltd.	11,618	62
	Bid Corp. Ltd.	2,536	61
	Shoprite Holdings Ltd.	3,525	56
	Discovery Ltd.	3,946	51
	Nedbank Group Ltd.	3,320	50
	Northam Platinum Holdings Ltd.	2,657	47
[1]	Pepkor Holdings Ltd.	26,410	40
	NEPI Rockcastle NV	4,696	40
	Remgro Ltd.	3,858	39
	Clicks Group Ltd.	1,815	37
	Reinet Investments SCA	1,028	35
	Bidvest Group Ltd.	2,525	34
*	Sasol Ltd.	4,855	32
	Old Mutual Ltd.	35,102	29
	Tiger Brands Ltd.	1,363	29
	Vodacom Group Ltd.	3,432	27
	Growthpoint Properties Ltd.	26,297	27
	OUTsurance Group Ltd.	6,333	27
	Woolworths Holdings Ltd.	7,473	25
	Mr. Price Group Ltd.	2,027	25
	Exxaro Resources Ltd.	1,857	19
	Aspen Pharmacare Holdings Ltd.	2,969	16
	Foschini Group Ltd.	2,632	13
	Investec Ltd.	1,059	8
*,2	MultiChoice Group	1,137	8
	African Rainbow Minerals Ltd.	617	6
	Kumba Iron Ore Ltd.	272	5
	Santam Ltd.	176	4
			2,839
Taiwan (32.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	179,602	8,281
	Hon Hai Precision Industry Co. Ltd.	89,820	647
	MediaTek Inc.	10,828	483
	Delta Electronics Inc.	14,230	424
	Fubon Financial Holding Co. Ltd.	61,257	181
	CTBC Financial Holding Co. Ltd.	129,730	180
	ASE Technology Holding Co. Ltd.	24,167	177
	Quanta Computer Inc.	19,414	175
	Cathay Financial Holding Co. Ltd.	68,753	141
	United Microelectronics Corp.	85,880	126
	Accton Technology Corp.	3,663	120
	Chunghwa Telecom Co. Ltd.	28,093	117
	Wiwynn Corp.	763	112
	Mega Financial Holding Co. Ltd.	86,843	111
	E.Sun Financial Holding Co. Ltd.	112,826	109
	Asia Vital Components Co. Ltd.	2,388	105
	Wistron Corp.	22,274	103
	Elite Material Co. Ltd.	2,046	100
	Asustek Computer Inc.	5,029	97
	Yuanta Financial Holding Co. Ltd.	80,226	92
	TS Financial Holding Co. Ltd.	159,897	92
	Uni-President Enterprises Corp.	36,131	88
	Yageo Corp.	11,449	86
	SinoPac Financial Holdings Co. Ltd.	87,638	75
	Lite-On Technology Corp.	14,330	73
	Chroma ATE Inc.	2,722	71
	First Financial Holding Co. Ltd.	79,815	70
	Nan Ya Plastics Corp.	36,214	68
	Bizlink Holding Inc.	1,295	67
	Hua Nan Financial Holdings Co. Ltd.	68,414	64
	King Yuan Electronics Co. Ltd.	8,415	62
	Alchip Technologies Ltd.	586	62
	Realtek Semiconductor Corp.	3,589	60
	Taiwan Cooperative Financial Holding Co. Ltd.	76,931	59

		Shares	Market Value ($000)
	KGI Financial Holding Co. Ltd.	115,284	58
	Unimicron Technology Corp.	9,602	57
	Jentech Precision Industrial Co. Ltd.	614	57
	Novatek Microelectronics Corp.	4,244	53
	ASPEED Technology Inc.	224	53
	King Slide Works Co. Ltd.	419	51
	Gold Circuit Electronics Ltd.	2,479	50
	Largan Precision Co. Ltd.	706	50
	China Steel Corp.	82,964	48
	Evergreen Marine Corp. Taiwan Ltd.	7,908	45
	Global Unichip Corp.	612	44
*	Winbond Electronics Corp.	23,057	43
	Formosa Plastics Corp.	30,806	41
	Hotai Motor Co. Ltd.	2,057	40
*	Nanya Technology Corp.	8,287	39
	International Games System Co. Ltd.	1,639	39
	Far EasTone Telecommunications Co. Ltd.	13,029	37
*	Caliway Biopharmaceuticals Co. Ltd.	7,344	37
	Taiwan Mobile Co. Ltd.	10,349	36
	E Ink Holdings Inc.	5,945	36
	TCC Group Holdings Co. Ltd.	49,118	36
	Chailease Holding Co. Ltd.	10,916	36
	Chang Hwa Commercial Bank Ltd.	54,584	35
	Shanghai Commercial & Savings Bank Ltd.	28,050	35
	eMemory Technology Inc.	516	34
	PharmaEssentia Corp.	2,092	34
	Pegatron Corp.	14,107	32
	Gigabyte Technology Co. Ltd.	3,979	31
	Advantech Co. Ltd.	3,391	31
	Airtac International Group	1,027	30
	Compal Electronics Inc.	31,100	29
	President Chain Store Corp.	3,850	29
	Taiwan Business Bank	52,416	27
	Formosa Chemicals & Fibre Corp.	24,549	26
	Inventec Corp.	18,929	26
	Powertech Technology Inc.	5,121	26
	Lotes Co. Ltd.	616	26
*	Powerchip Semiconductor Manufacturing Corp.	23,836	26
	Catcher Technology Co. Ltd.	3,922	25
	Teco Electric & Machinery Co. Ltd.	8,803	25
	WPG Holdings Ltd.	11,515	25
	Fortune Electric Co. Ltd.	1,061	24
	Globalwafers Co. Ltd.	1,885	23
	Innolux Corp.	53,887	23
	Vanguard International Semiconductor Corp.	7,684	22
	WT Microelectronics Co. Ltd.	4,894	22
	Zhen Ding Technology Holding Ltd.	4,818	22
	Asia Cement Corp.	17,060	21
	Eva Airways Corp.	19,268	21
	Yang Ming Marine Transport Corp.	12,710	21
	Far Eastern New Century Corp.	21,741	20
	Acer Inc.	21,259	19
	Eclat Textile Co. Ltd.	1,382	19
	Walsin Lihwa Corp.	20,582	19
	Chicony Electronics Co. Ltd.	4,679	18
	Synnex Technology International Corp.	9,130	18
	Voltronic Power Technology Corp.	498	18
	Micro-Star International Co. Ltd.	5,053	17
	Pou Chen Corp.	17,055	17
	Wan Hai Lines Ltd.	6,777	17
	AUO Corp.	43,248	16
	Silergy Corp.	2,432	16
	Formosa Petrochemical Corp.	8,739	15
	Foxconn Technology Co. Ltd.	7,322	15
	Nien Made Enterprise Co. Ltd.	1,255	15
	Cheng Shin Rubber Industry Co. Ltd.	14,014	14
	Sino-American Silicon Products Inc.	4,020	14
	Feng TAY Enterprise Co. Ltd.	3,317	14
	Taiwan High Speed Rail Corp.	15,495	14
	Hiwin Technologies Corp.	2,196	14

		Shares	Market Value ($000)
	Nan Ya Printed Circuit Board Corp.	1,575	13
	China Airlines Ltd.	19,899	12
	Win Semiconductors Corp.	2,587	12
	Parade Technologies Ltd.	544	12
	Ruentex Development Co. Ltd.	11,252	11
	ASMedia Technology Inc.	277	11
	Capital Securities Corp.	12,173	10
	Advanced Energy Solution Holding Co. Ltd.	224	10
	Shihlin Electric & Engineering Corp.	1,864	10
	Tatung Co. Ltd.	8,324	9
	Genius Electronic Optical Co. Ltd.	627	9
	Walsin Technology Corp.	2,145	8
	Eternal Materials Co. Ltd.	6,072	8
	Far Eastern International Bank	20,680	8
	Transcend Information Inc.	1,423	8
*	HTC Corp.	4,987	8
*	Taiwan Glass Industry Corp.	7,276	8
	Taiwan Fertilizer Co. Ltd.	4,609	7
	Giant Manufacturing Co. Ltd.	2,325	7
	Taiwan Secom Co. Ltd.	1,997	7
	U-Ming Marine Transport Corp.	3,273	6
	Yulon Motor Co. Ltd.	4,772	5
	momo.com Inc.	681	5
*	Oneness Biotech Co. Ltd.	2,206	5
	China Motor Corp.	2,052	4
	Formosa Sumco Technology Corp.	517	2
			15,159
Thailand (2.2%)
	Delta Electronics Thailand PCL (Foreign)	21,708	137
	PTT PCL (Foreign)	92,675	89
	Advanced Info Service PCL (Foreign)	8,248	79
	Kasikornbank PCL (Foreign)	13,435	78
	CP ALL PCL (Foreign)	42,587	57
	SCB X PCL (Foreign)	13,097	53
	Bangkok Dusit Medical Services PCL (Foreign)	85,227	50
*	Gulf Development PCL (Foreign)	35,500	45
	Airports of Thailand PCL (Foreign)	30,504	41
	Krung Thai Bank PCL (Foreign)	46,515	40
	Central Pattana PCL (Foreign)	21,428	36
	PTT Exploration & Production PCL (Foreign)	10,656	35
	Siam Cement PCL (Foreign)	5,556	32
	Bumrungrad Hospital PCL (Foreign)	4,825	26
	Bangkok Bank PCL (Foreign)	4,600	23
	Minor International PCL (Foreign)	32,885	23
	TMBThanachart Bank PCL (Foreign)	323,417	20
	Charoen Pokphand Foods PCL (Foreign)	29,378	19
	True Corp. PCL (Foreign)	47,474	16
	True Corp. PCL NVDR	31,400	11
	Central Retail Corp. PCL (Foreign)	14,935	9
	PTT Global Chemical PCL (Foreign)	13,087	8
	Digital Telecommunications Infrastructure Fund	26,000	8
	Thai Oil PCL (Foreign)	5,263	6
	Home Product Center PCL (Foreign)	23,600	5
	Banpu PCL (Foreign)	38,200	5
	Bangkok Expressway & Metro PCL (Foreign)	28,700	5
	PTT Oil & Retail Business PCL (Foreign)	12,500	5
	Land & Houses PCL (Foreign)	35,152	4
	Indorama Ventures PCL (Foreign)	9,200	4
	Ratch Group PCL (Foreign)	4,400	4
	Thai Union Group PCL (Foreign)	10,600	4
	CP Axtra PCL (Foreign)	7,800	4
	Electricity Generating PCL (Foreign)	957	3
*	BTS Group Holdings PCL (Foreign)	40,900	3
	Krungthai Card PCL (Foreign)	3,700	3
	Muangthai Capital PCL (Foreign)	3,280	3
	Global Power Synergy PCL (Foreign)	3,073	3
	Osotspa PCL (Foreign)	6,900	3
	SCG Packaging PCL (Foreign)	5,000	3
	Thai Life Insurance PCL (Foreign)	9,800	3

		Shares	Market Value ($000)
	Berli Jucker PCL (Foreign)	3,900	2
	Carabao Group PCL (Foreign)	1,700	2
	Asset World Corp. PCL (Foreign)	38,000	2
	Siam City Cement PCL (Foreign)	258	1
			1,012
Turkiye (1.3%)
	BIM Birlesik Magazalar A/S	3,911	49
	KOC Holding A/S	11,132	44
	Aselsan Elektronik Sanayi ve Ticaret A/S	9,929	43
	Turkiye Petrol Rafinerileri A/S	9,412	43
	Akbank TAS	27,037	41
	Turk Hava Yollari AO	5,915	38
	Turkcell Iletisim Hizmetleri A/S	13,586	30
	Haci Omer Sabanci Holding A/S	15,220	29
	Turkiye Is Bankasi A/S Class C	83,645	27
*	Yapi ve Kredi Bankasi A/S	32,151	27
	Eregli Demir ve Celik Fabrikalari TAS	40,003	22
	Turkiye Garanti Bankasi A/S	3,248	11
*	Tera Yatirim Menkul Degerler A/S	1,564	10
	Enka Insaat ve Sanayi A/S	4,581	9
*	Destek Finans Faktoring A/S	430	9
	Ford Otomotiv Sanayi A/S	3,543	8
*	TAV Havalimanlari Holding A/S	881	6
*	Kiler Holding A/S	1,627	6
	Turkiye Sise ve Cam Fabrikalari A/S	5,996	5
	Coca-Cola Icecek A/S	4,037	5
	Migros Ticaret A/S	449	5
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,583	5
*	Pegasus Hava Tasimaciligi A/S	1,172	5
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	9,682	4
*	Sasa Polyester Sanayi A/S	65,171	4
	AG Anadolu Grubu Holding A/S	5,632	4
*	Ral Yatirim Holding A/S	804	4
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	110	4
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	1,317	4
*	Arcelik A/S	1,032	3
*	Gubre Fabrikalari TAS	353	3
	Tofas Turk Otomobil Fabrikasi A/S	609	3
*	Turk Telekomunikasyon A/S	2,312	3
*	Turk Altin Isletmeleri A/S	3,183	3
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,873	3
	Oyak Cimento Fabrikalari A/S	4,742	3
	Turkiye Sigorta A/S	9,386	3
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	1,377	3
	Enerya Enerji A/S	13,092	3
	Aksa Akrilik Kimya Sanayii A/S	6,930	2
	Alarko Holding A/S	750	2
	Cimsa Cimento Sanayi ve Ticaret A/S	1,713	2
	Dogus Otomotiv Servis ve Ticaret A/S	430	2
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	3,881	2
*	TR Anadolu Metal Madencilik Isletmeleri A/S	921	2
*	Otokar Otomotiv ve Savunma Sanayi A/S	166	2
*	Petkim Petrokimya Holding A/S	5,498	2
*	Turkiye Sinai Kalkinma Bankasi A/S	6,100	2
	Ulker Biskuvi Sanayi A/S	966	2
*	Turkiye Vakiflar Bankasi TAO	3,147	2
*	Turkiye Halk Bankasi A/S	3,035	2
*,1	MLP Saglik Hizmetleri A/S	254	2
[1]	Enerjisa Enerji A/S	1,169	2
*	Sok Marketler Ticaret A/S	1,524	2
	Anadolu Anonim Turk Sigorta Sirketi	3,055	2
	Borusan Yatirim ve Pazarlama A/S	32	2
	Nuh Cimento Sanayi A/S	292	2
	Is Yatirim Menkul Degerler A/S	2,550	2
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,415	2
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	5,696	2
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	186	2
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	397	2
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	3,114	2

		Shares	Market Value ($000)
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,943	2
*	Lydia Holding A/S	379	2
	Akcansa Cimento A/S	193	1
	Aygaz A/S	313	1
	Dogan Sirketler Grubu Holding A/S	3,488	1
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	639	1
	EGE Endustri ve Ticaret A/S	6	1
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,261	1
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,196	1
*	NET Holding A/S	648	1
	Turk Traktor ve Ziraat Makineleri A/S	124	1
*	Zorlu Enerji Elektrik Uretim A/S	9,299	1
*	Tekfen Holding A/S	642	1
*	Aksa Enerji Uretim A/S Class B	1,193	1
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	748	1
	Iskenderun Demir ve Celik A/S	720	1
*	Hektas Ticaret TAS	18,685	1
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	589	1
	Kocaer Celik Sanayi ve Ticaret A/S	2,444	1
	LDR Turizm A/S	1,295	1
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	538	1
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	783	1
*	Baticim Bati Anadolu Cimento Sanayii A/S	13,741	1
	Eczacibasi Yatirim Holding Ortakligi A/S	95	1
*	Ozak Gayrimenkul Yatirim Ortakligi	1,906	1
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,431	1
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	1,300	1
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	1,394	1
*	Politeknik Metal Sanayi ve Ticaret A/S	4	1
*	MIA Teknoloji A/S	1,411	1
*	Akfen Yenilenebilir Enerji A/S	1,666	1
	TAB Gida Sanayi ve Ticaret A/S	258	1
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	3	1
	Anadolu Hayat Emeklilik A/S	342	1
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,902	1
	Agesa Hayat ve Emeklilik A/S	179	1
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	192	1
	Grainturk Tarim A/S	233	1
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	109	1
*	Ronesans Gayrimenkul Yatirim A/S Class B	220	1
	Efor Yatirim Sanayi Ticaret A/S	2,682	1
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	803	—
*	Investco Holding A/S	93	—
	Escar Turizm Tasimacilik Ticaret A/S	640	—
	Celebi Hava Servisi A/S	14	—
*	Altinay Savunma Teknolojileri A/S	291	—
*	Visne Madencilik Uretim Sanayi ve Ticaret A/S	119	—
			622
United Arab Emirates (2.6%)
	Emaar Properties PJSC	45,932	166
	First Abu Dhabi Bank PJSC	32,551	140
	Emirates Telecommunications Group Co. PJSC	25,632	126
	Emirates NBD Bank PJSC	13,333	89
	Abu Dhabi Commercial Bank PJSC	21,523	83
	Aldar Properties PJSC	28,079	62
	Abu Dhabi Islamic Bank PJSC	10,755	58
	Dubai Islamic Bank PJSC	21,258	53
	Dubai Electricity & Water Authority PJSC	66,118	49
	Adnoc Gas plc	50,152	45
	Alpha Dhabi Holding PJSC	11,652	29
	ADNOC Drilling Co. PJSC	19,452	28
	Emaar Development PJSC	6,188	25
	Abu Dhabi National Oil Co. for Distribution PJSC	21,022	22
	Salik Co. PJSC	13,851	22
*	Modon Holding PSC	23,366	21
	Air Arabia PJSC	16,043	19
	ADNOC Logistics & Services	12,045	18
*	Two Point Zero Group PJSC	24,854	17
	Agility Global plc	52,718	16

			Shares	Market Value ($000)
		Borouge plc	21,697	15
		Dubai Investments PJSC	15,065	14
		Pure Health Holding PJSC	16,975	12
		Americana Restaurants International plc - Foreign Co.	20,985	10
		NMDC Group PJSC	1,705	10
		Talabat Holding plc	34,021	9
*		Abu Dhabi Ports Co. PJSC	6,474	8
		Parkin Co. PJSC	5,544	8
		Lulu Retail Holdings plc	21,791	7
		Fertiglobe plc	8,470	6
		Emirates Central Cooling Systems Corp.	14,744	6
		Dubai Financial Market PJSC	12,220	5
*		Apex Investment Co. PSC	5,520	5
*		Phoenix Group plc	19,870	5
*		Presight AI Holding plc	6,271	5
*		Space42 plc	8,035	3
*		Ghitha Holding PJSC	295	2
				1,218
Total Common Stocks (Cost $44,231)				45,530
Preferred Stocks (2.1%)
		Itau Unibanco Holding SA Preference Shares	38,746	302
		Petroleo Brasileiro SA - Petrobras Preference Shares	33,183	197
		Banco Bradesco SA Preference Shares	38,002	141
		Itausa SA Preference Shares	41,479	96
*		Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,041	67
		Grupo Cibest SA Preference Shares	3,152	50
		Gerdau SA Preference Shares	9,585	34
		Cia Energetica de Minas Gerais Preference Shares	11,551	25
		Axia Energia Preference Shares Class B	1,600	20
		Cia Paranaense de Energia - Copel Preference Shares	6,783	18
		Embotelladora Andina SA Preference Shares Class B	2,875	13
		Isa Energia Brasil SA Preference Shares	2,100	11
		Metalurgica Gerdau SA Preference Shares	4,378	9
		Grupo de Inversiones Suramericana SA Preference Shares	703	8
*		Braskem SA Preference Shares Class A	1,400	2
Total Preferred Stocks (Cost $893)				993
Rights (0.0%)
*,2		Abu Dhabi Commercial Bank PJSC Exp. 12/4/2025	1,741	2
*,2		Unimicron Technology Corp. Exp. 1/5/2026	216	—
*		Adani Enterprises Ltd. Exp. 12/10/2025	5	—
*		Grupo Mateus SA Exp. 12/22/2025	113	—
Total Rights (Cost $—)				2
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3]	Vanguard Market Liquidity Fund (Cost $89)	4.024%	893	89
Total Investments (100.0%) (Cost $45,213)				46,614
Other Assets and Liabilities—Net (0.0%)				(12)
Net Assets (100%)				46,602
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $1,137, representing 2.4% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2025	1	69	2

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	INR	5,644	USD	64	—	(1)

INR—Indian rupee.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,302	41,220	8	45,530
Preferred Stocks	993	—	—	993
Rights	—	—	2	2
Temporary Cash Investments	89	—	—	89
Total	5,384	41,220	10	46,614

Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Liabilities
Forward Currency Contracts	—	(1)	—	(1)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.